Property and Equipment, Net - Schedule of Property and Equipment (Details) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Subtotal	$ 449,258	$ 806,242	$ 154,910
Less: accumulated depreciation	(65,547)	(134,299)	(11,723)
Property and equipment, net	383,711	671,943	143,187
Office Furniture [Member]
Subtotal	45,997	121,573	26,736
Electronics Equipment [Member]
Subtotal	270,704	331,076	114,511
Leasehold Improvement [Member]
Subtotal	$ 132,557	$ 353,593	$ 13,663